Summary of Significant Accounting Policies - Summary of temporary equity (Detail) - USD ($)		8 Months Ended	12 Months Ended
	Nov. 26, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Temporary Equity [Line Items]
Gross proceeds	$ 204,102,000	$ 200,010,000	$ 0
Less:
Proceeds allocated to Public Warrants		(8,638,500)	0
Offering costs related to Class A ordinary shares subject to possible redemption		(4,085,626)
Plus:
Remeasurement of Class A ordinary shares to redemption value		20,543,086	2,989,906
Class A ordinary shares subject to possible redemption		204,102,000	207,091,906	$ 204,102,000
Common Class A [Member]
Temporary Equity [Line Items]
Gross proceeds				200,100,000
Less:
Proceeds allocated to Public Warrants				(5,599,898)
Offering costs related to Class A ordinary shares subject to possible redemption				(10,941,287)
Plus:
Remeasurement of Class A ordinary shares to redemption value			2,989,906	20,543,086
Class A ordinary shares subject to possible redemption		$ 204,102,000	$ 207,091,906	$ 204,102,000